Income tax expense and other taxes - Schedule of components of income tax expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current income tax:
Current income tax charge	$ 54,738	$ 25,171	$ 24,208
Changes in estimates related to prior years	(3,731)	1,304	2,943
Deferred tax expense:
Relating to origination and reversal of temporary differences	53	(2,492)	(6,938)
Income tax expense reported in the income statement	$ 49,431	$ 23,983	$ 20,213